DEBT - Schedule of Interest Expense Related (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Non-cash amortization of debt discount	$ 4,582	$ 14,469	$ 13,297
Loss in respect of convertible loan extinguishment	1,206	13,969	0
2020 Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	1,693	1,485	492
Non-cash amortization of debt discount	0	6,471	2,165
Interest expense	0	0	0
Loss in respect of convertible loan extinguishment	0	0	0
Total interest expense recognized	$ 1,693	$ 7,956	$ 2,657
Effective interest rate	0.37%	1.87%	1.87%
2017 Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 303	$ 608	$ 820
Non-cash amortization of debt discount	2,587	5,986	7,483
Interest expense	1,127	1,891	3,594
Loss in respect of convertible loan extinguishment	1,206	13,969	0
Total interest expense recognized	$ 5,223	$ 22,454	$ 11,897
Effective interest rate	4.65%	4.68%	4.68%